Other Assets (Schedule of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Beginning Balance Goodwill	$ 518	$ 525	$ 526
Transfer of assets of discontinued operations held for sale	(491)	(4)	(2)
Goodwill, Translation Adjustments		(3)	1
Ending Balance Goodwill	27	518	525
Automotive finance operations [Member]
Goodwill [Line Items]
Beginning Balance Goodwill	468	468	469
Transfer of assets of discontinued operations held for sale	(468)	0	(1)
Goodwill, Translation Adjustments		0	0
Ending Balance Goodwill	0	468	468
Insurance Operations [Member]
Goodwill [Line Items]
Beginning Balance Goodwill	50	57	57
Transfer of assets of discontinued operations held for sale	(23)	(4)	(1)
Goodwill, Translation Adjustments		(3)	1
Ending Balance Goodwill	$ 27	$ 50	$ 57